STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 0.3	$ 2.9
Consolidated charge related to stock-based compensation		$ 4.8	$ 11.4
Reversal of consolidated charge related to stock-based compensation	$ 2.3